Risk management and concentrations of risk (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective portion of unrealized loss on cash flow hedge,Before tax gains (losses)	$ (10,164)
Reclassification of amortization of cash flow hedge to earnings ,Before tax gains (losses)	5
Other comprehensive income (loss) for period, Before tax gains (losses)	(10,159)	0	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	1,891
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	(1)
Other comprehensive income (loss) for period, Tax benefit (expense)	(1,890)	0	0
Effective portion of unrealized loss on cash flow hedge, Net of tax	(8,273)
Reclassification of amortization of cash flow hedge to earnings, Net of tax	4
Other comprehensive income (loss) for period, Net of tax	(8,269)
Beginning Balance, Accumulated OCI	0
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI	(8,273)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI	4
Ending Balance, Accumulated OCI	$ (8,269)	$ 0